SHARE-BASED COMPENSATION (Details 3) (Restricted shares, USD $)	0 Months Ended		12 Months Ended
	Dec. 23, 2014	Jul. 08, 2013	Dec. 31, 2014	Dec. 31, 2013
Share-based compensation
Shares issued (in shares)	11,265,520	8,448,992	11,265,520	8,448,992
Number of ordinary shares
Outstanding at the beginning of the period (in shares)			6,759,194
Granted (in shares)	11,265,520	8,448,992	11,265,520	8,448,992
Vested (in shares)			(2,507,698)
Forfeited (in shares)			(592,000)	(1,689,798)
Outstanding at the end of the period (in shares)			14,925,016	6,759,194
Vested and expected to vest at the end of the period (in shares)			14,925,016
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share)			$ 0.24
Granted (in dollars per share)			$ 0.58	$ 0.24
Vested (in dollars per share)			$ 0.24
Forfeited (in dollars per share)			$ 0.24	$ 0.24
Outstanding at the end of the period (in dollars per share)			$ 0.50	$ 0.24
Vested and expected to vest at the end of the period (in dollars per share)			$ 0.50
Vesting on each of 2014, 2015 and 2016, respectively
Share-based compensation
Vesting rights (as a percent)			60.00%
Vesting on June 1, 2014 and 2015
Share-based compensation
Vesting rights (as a percent)			40.00%
Vesting rights, subject to fiscal year revenue (as a percent)			50.00%
Vesting rights, based on EBIDTA (as a percent)			50.00%